Jun. 25, 2025
Lazard US Equity Concentrated Portfolio
The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.60%	.60%	.60%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.23%	.21%	.29%
Total Annual Portfolio Operating Expenses	.83%	1.06%	.89%
Fee Waiver and/or Expense Reimbursement[2]	.03%	.01%	.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	.80%	1.05%	.75%

[1]  Restated to reflect current management fees.

[2]  Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

[3]	Restated to reflect current expenses.

The following replaces the table in “Example” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Example” in the Prospectus:
	1 year	3 years	5 years	10 years
Institutional Shares	$ 82	$ 320	$ 577	$ 1,313
Open Shares	$ 107	$ 398	$ 711	$ 1,598
R6 Shares	$ 77	$ 304	$ 550	$ 1,255

THE LAZARD FUNDS, INC. Lazard Enhanced Opportunities Portfolio Lazard US Equity Concentrated Portfolio Supplement to Current Prospectus Please retain this supplement for future reference.